Non-controlling interests	12 Months Ended
Dec. 31, 2018
Non-controlling interests [abstract]
Non-controlling interests
42	Non-controlling interests

The following table summarizes the information relating to each of the Company and subsidiaries that have material non-controlling interests (“NCI”):

	Qinbei Power	Beijing Co-generation	Luohuang Power	Weihai Power	Jinling Power	Yueyang Power	Shidongkou Power	Yangliuqing Co-generation	Shandong Power	Other individually immaterial subsidiaries	Total

NCI percentage	40%	59%	40%	40%	40%	45%	50%	45%	20%
31 December 2018
Non-current assets	9,660,834	6,623,915	3,901,928	4,343,946	4,729,663	4,556,823	3,467,694	2,465,505	59,979,594
Current assets	1,645,248	1,147,225	1,187,551	695,125	525,725	1,038,193	404,508	759,703	12,294,264
Non-current liabilities	(3,831,883)	(334,910)	(611,767)	(59,651)	(1,559,581)	(662,863)	(409,762)	(178,511)	(30,380,001)
Current liabilities	(4,255,529)	(1,665,921)	(1,824,010)	(2,263,301)	(1,591,228)	(2,579,578)	(1,879,696)	(1,012,252)	(24,530,691)
Net assets	3,218,670	5,770,309	2,653,702	2,716,119	2,104,579	2,352,575	1,582,744	2,034,445	17,363,166
Carrying amount of NCI	1,301,384	3,404,517	1,040,463	1,086,448	841,854	1,074,060	791,372	914,604	5,879,057	5,352,493	21,686,252

Revenue	5,293,403	5,704,966	2,819,106	3,587,416	3,346,779	4,003,821	2,109,785	2,077,570	24,202,739
Net (loss)/profit	(198,026)	757,268	18,811	253,552	200,269	118,342	131,129	69,477	282,198
Total comprehensive (loss)/ income	(198,026)	757,268	18,811	253,552	200,269	118,342	131,129	69,477	327,958
(Loss)/ profit allocated to NCI	(79,210)	446,788	7,524	101,421	80,108	53,254	65,564	31,265	(10,780)	(100,395)	595,539
Other comprehensive income/ (loss) allocated to NCI	-	-	-	-	-	-	-	-	9,152	(33,707)	(24,555)

Cash flow from operating activities	954,820	1,321,867	192,608	473,349	711,800	412,413	527,783	210,558	4,469,849
Cash flow from investment activities	(503)	(316,754)	(201,012)	(98,420)	(52,701)	(106,596)	(45,045)	(258,605)	(3,628,406)
Cash flow from financing activities	(843,094)	(904,822)	(5,288)	(306,054)	(570,838)	(305,872)	(472,543)	63,762	(162,007)
Net increase/ (decrease) in cash and cash equivalents	111,223	101,482	(13,692)	68,875	88,261	(55)	10,195	15,719	679,471
Dividends paid to NCI	165,965	460,262	-	140,000	95,979	46,790	51,870	-	42,506

	Qinbei Power	Beijing Co-generation	Luohuang Power	Weihai Power	Jinling Power	Yueyang Power	Shidongkou Power	Yangliuqing Co-generation	Shandong Power	Other individually immaterial subsidiaries	Total

NCI percentage	40%	59%	40%	40%	40%	45%	50%	45%	20%
31 December 2017
Non-current assets	10,553,775	6,841,918	4,055,507	4,664,868	5,049,079	4,875,004	3,712,623	2,541,803	47,665,952
Current assets	1,738,000	1,257,485	887,225	633,012	494,312	987,812	494,073	497,441	6,891,086
Non-current liabilities	(3,053,535)	(394,590)	(242,944)	(81,048)	(1,541,444)	(1,042,093)	(731,640)	(205,205)	(19,681,891)
Current liabilities	(5,821,543)	(2,501,516)	(2,064,897)	(2,462,363)	(1,854,441)	(2,590,470)	(1,919,701)	(869,071)	(18,695,005)
Net assets	3,416,697	5,203,297	2,634,891	2,754,469	2,147,506	2,230,253	1,555,355	1,964,968	16,180,142
Carrying amount of NCI	1,380,594	3,050,283	1,032,938	1,101,787	859,024	1,019,016	777,678	883,340	4,697,283	5,171,095	19,973,038

Revenue	4,587,612	4,262,547	2,303,079	3,421,115	3,423,688	3,149,190	2,117,052	2,010,872	22,566,737
Net (loss)/profit	(169,261)	541,602	(60,758)	324,335	269,949	47,224	164,557	121,853	(800,622)
Total comprehensive (loss)/ income	(169,261)	541,602	(60,758)	324,335	269,949	47,224	164,557	121,853	(943,860)
(Loss)/ profit allocated to NCI	(67,704)	319,545	(24,303)	129,734	107,980	21,251	82,278	54,834	(287,923)	(331,321)	4,371
Other comprehensive (loss)/income allocated to NCI	-	-	-	-	-	-	-	-	(28,648)	152	(28,496)

Cash flow from operating activities	970,585	1,071,888	195,282	681,568	731,714	426,437	311,668	334,842	3,848,712
Cash flow from investment activities	(252,441)	(1,190,093)	(383,004)	(231,142)	(47,518)	(242,288)	(93,434)	(64,179)	(3,967,060)
Cash flow from financing activities	(613,010)	70,299	156,483	(405,196)	(680,226)	(191,231)	(384,317)	(288,299)	(282,625)
Net increase/ (decrease) in cash and cash equivalents	105,134	(49,605)	(31,239)	45,230	3,970	(7,082)	(166,083)	(17,586)	(402,950)
Dividends paid to NCI	150,000	532,966	-	160,000	179,023	65,675	133,700	71,103	220,321